SCHEDULE OF RECONCILIATION INCOME TAX EXPENSES (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2025
High and New Technology Enterprises [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Preferential tax rate	15.00%